WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 25.0%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	730,361		$243,407
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	16,237,114		5,075,560
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	1,882,485		532,291
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	7,464,786		2,922,912	(a)

Total Argentina					8,774,170

Brazil - 4.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	213,849,000	BRL	37,356,262
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	59,433,000	BRL	10,190,592
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	138,069,000	BRL	23,301,630
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	374,167,000	BRL	62,193,032
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		3,141,554
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,080,000		8,214,313
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	21,630,000		18,600,502

Total Brazil					162,997,885

China - 8.1%
China Government Bond	3.290%	5/23/29	1,871,000,000	CNY	302,131,617
China Government Bond, Senior Notes	3.390%	5/21/25	140,000,000	CNH	22,597,557	(b)

Total China					324,729,174

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	8,520,000		7,625,826
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	8,600,000		7,314,816
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		493,150

Total Colombia					15,433,792

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	1

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.0%††
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	1,190,000		$1,208,803	(a)

Indonesia - 2.9%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	1,000,000		1,011,410	(b)
Indonesia Treasury Bond	7.000%	5/15/27	544,513,000,000	IDR	40,831,346
Indonesia Treasury Bond	6.500%	2/15/31	875,398,000,000	IDR	62,269,540
Indonesia Treasury Bond	6.375%	4/15/32	57,165,000,000	IDR	4,077,085
Indonesia Treasury Bond	7.500%	6/15/35	100,987,000,000	IDR	7,463,413

Total Indonesia					115,652,794

Kenya - 0.4%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		4,524,440	(b)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	910,000		963,608	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	11,470,000		10,938,193	(a)

Total Kenya					16,426,241

Mexico - 6.1%
Mexican Bonos, Bonds	10.000%	12/5/24	352,420,000	MXN	17,683,451
Mexican Bonos, Bonds	8.000%	11/7/47	3,200,030,000	MXN	147,952,561
Mexican Bonos, Senior Notes	8.500%	5/31/29	329,390,000	MXN	16,296,579
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,279,171,500	MXN	57,911,769
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	3,310,000		3,529,056
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		3,663,666

Total Mexico					247,037,082

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		4,735,963	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		686,070
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,520,000		3,442,471

Total Peru					4,128,541

Russia - 2.6%
Russian Federal Bond — OFZ	7.000%	1/25/23	746,890,000	RUB	9,922,767
Russian Federal Bond — OFZ	7.000%	8/16/23	992,840,000	RUB	13,116,631

See Notes to Schedule of Investments.

2	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - continued
Russian Federal Bond — OFZ	7.750%	9/16/26	659,350,000	RUB	$8,674,706
Russian Federal Bond — OFZ	8.150%	2/3/27	613,510,000	RUB	8,208,186
Russian Federal Bond — OFZ	7.050%	1/19/28	2,374,777,000	RUB	30,028,895
Russian Federal Bond — OFZ	6.900%	5/23/29	1,180,403,000	RUB	14,768,191
Russian Federal Bond — OFZ	7.650%	4/10/30	1,497,220,000	RUB	19,488,589
Russian Federal Bond — OFZ	7.250%	5/10/34	93,150,000	RUB	1,166,313

Total Russia					105,374,278

TOTAL SOVEREIGN BONDS (Cost - $1,098,770,180)					1,006,498,723

CORPORATE BONDS & NOTES - 24.5%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.3%
AT&T Inc., Senior Notes	3.100%	2/1/43	6,300,000		6,094,301
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	5,000,000		5,818,918

Total Diversified Telecommunication Services					11,913,219

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000		3,203,598

Interactive Media & Services - 0.7%
Alphabet Inc., Senior Notes	2.050%	8/15/50	4,000,000		3,626,395
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	6,780,000		7,088,765	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	17,830,000		19,320,590	(a)

Total Interactive Media & Services					30,035,750

Media - 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,470,000		3,577,570	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,100,000		3,198,332	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,400,000		1,413,580	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	7,950,000		7,928,654
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000		651,372
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000		110,388
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,000,000		2,738,103

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	3

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,500,000	$8,462,252
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,100,000	5,167,473
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,220,000	1,255,752
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,150,000	2,772,315
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	2,242,564	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	3,000,000	3,883,880
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	2,500,000	3,591,808

Total Media				46,994,043

Wireless Telecommunication Services - 0.9%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	2,127,786
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	431,318	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	7,080,000	6,863,600	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	803,504
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,980,000	5,889,704
Sprint Corp., Senior Notes	7.875%	9/15/23	180,000	198,006
Sprint Corp., Senior Notes	7.625%	2/15/25	1,973,000	2,262,104
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,350,000	1,335,481
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	4,230,000	4,087,407
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,270,000	2,311,269	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	5,000,000	4,778,264
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	5,000,000	4,872,802

Total Wireless Telecommunication Services				35,961,245

TOTAL COMMUNICATION SERVICES				128,107,855

CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.1%
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	216,464
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	5,580,000	5,706,554
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	3,220,000	3,400,996
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	258,813
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,130,000	2,098,583
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	27,260,000	28,635,540
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	5,820,000	5,947,574

Total Automobiles				46,264,524

See Notes to Schedule of Investments.

4	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,900,000	$3,073,362	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,643,527

Total Diversified Consumer Services				4,716,889

Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	460,000	454,781	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	1,960,000	1,887,588	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	344,316
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	4,240,000	4,393,700	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	1,800,000	1,906,796	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	1,100,000	1,069,486	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	2,630,000	2,702,102
McDonald’s Corp., Senior Notes	4.200%	4/1/50	5,000,000	6,104,160
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,402,276	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	7,740,000	7,138,834	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,110,000	996,369	(a)

Total Hotels, Restaurants & Leisure				30,400,408

Household Durables - 0.2%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,420,000	1,516,688
Lennar Corp., Senior Notes	4.750%	5/30/25	160,000	175,835
Lennar Corp., Senior Notes	5.250%	6/1/26	606,000	688,522
Lennar Corp., Senior Notes	5.000%	6/15/27	280,000	319,851
Lennar Corp., Senior Notes	4.750%	11/29/27	2,040,000	2,321,041
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,650,000	2,079,033
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,850,000	1,918,542

Total Household Durables				9,019,512

Internet & Direct Marketing Retail - 0.5%
Prosus NV, Senior Notes	3.061%	7/13/31	19,380,000	18,755,239	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	5

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	3.350%	4/15/50	3,000,000	$3,341,483
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	5,000,000	5,038,123

Total Specialty Retail				8,379,606

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	450,000	468,943	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	1,968,671	(a)

Total Textiles, Apparel & Luxury Goods				2,437,614

TOTAL CONSUMER DISCRETIONARY				119,973,792

CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	10,000,000	13,811,812
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	2,000,000	2,478,853
Coca-Cola Co., Senior Notes	2.500%	3/15/51	1,510,000	1,477,445
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	314,165
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,713,608

Total Beverages				19,795,883

Food Products - 0.8%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,360,000	1,557,009
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	432,000	584,921
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,130,000	1,656,722
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	330,000	496,037	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	330,000	386,202
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,810,000	2,212,951
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	4,960,000	6,324,897
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	2,160,000	2,503,108
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	4,010,000	5,006,397
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	2,730,000	3,708,754
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	2,670,000	2,838,357	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,000,000	2,904,735	(a)

Total Food Products				30,180,090

Tobacco - 0.7%
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,000,000	6,046,217
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,500,000	9,470,079
Altria Group Inc., Senior Notes	6.200%	2/14/59	792,000	1,034,730

See Notes to Schedule of Investments.

6	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - continued
BAT Capital Corp., Senior Notes	3.734%	9/25/40	10,000,000	$9,653,262
BAT Capital Corp., Senior Notes	3.984%	9/25/50	2,500,000	2,446,952

Total Tobacco				28,651,240

TOTAL CONSUMER STAPLES				78,627,213

ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Apache Corp., Senior Notes	5.100%	9/1/40	16,268,000	17,674,450
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	5,000,000	4,734,532
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	4,820,000	5,096,369	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	3,160,000	3,258,734
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	7,030,000	6,839,909	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	10,830,000	11,678,668
Devon Energy Corp., Senior Notes	8.250%	8/1/23	320,000	352,291	(a)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	170,000	179,733	(a)
Devon Energy Corp., Senior Notes	5.875%	6/15/28	720,000	785,684	(a)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	5,000,000	6,039,187
Ecopetrol SA, Senior Notes	4.625%	11/2/31	21,540,000	20,635,535
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,170,000	1,092,827
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	30,000
EOG Resources Inc., Senior Notes	4.950%	4/15/50	3,000,000	4,065,779
EQT Corp., Senior Notes	3.000%	10/1/22	905,000	908,281
EQT Corp., Senior Notes	3.900%	10/1/27	11,880,000	12,399,988
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	197,433
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	5,000,000	5,470,391
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	574,732	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	3,608,026	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	423,806
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	5,000,000	6,346,121
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,030,000	1,023,640	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,936,171
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,872,391
MPLX LP, Senior Notes	4.500%	4/15/38	2,000,000	2,222,943

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	7

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	15,000,000	$18,939,150
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	11,829,000	14,047,115
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	5,000,000	6,375,000
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	53,230,000	56,227,914
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	7,380,000	6,560,931
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,752,861
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,000,000	918,855
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	250,821
Qatar Energy, Senior Notes	2.250%	7/12/31	13,090,000	12,894,174	(a)
Qatar Energy, Senior Notes	3.125%	7/12/41	7,790,000	7,829,378	(a)
Qatar Energy, Senior Notes	3.300%	7/12/51	8,430,000	8,637,041	(a)
Range Resources Corp., Senior Notes	5.875%	7/1/22	211,000	213,084
Range Resources Corp., Senior Notes	5.000%	3/15/23	2,347,000	2,383,648
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,680,000	1,717,800
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,964,283	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,420,419
Shell International Finance BV, Senior Notes	3.250%	4/6/50	5,000,000	5,375,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	700,000	726,397
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	840,000	860,126
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,630,000	1,736,129
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	920,665
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	3,590,000	3,856,755

See Notes to Schedule of Investments.

8	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	560,000	$579,600	(a)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	20,000,000	23,198,600
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,000,000	2,315,160
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	247,226
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	207,540
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	7,584,335

TOTAL ENERGY				309,188,553

FINANCIALS - 0.6%
Banks - 0.5%
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	5,000,000	4,994,820	(c)
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,651,000	2,724,313
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	750,012
CIT Group Inc., Senior Notes	4.750%	2/16/24	1,950,000	2,060,994
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	5,000,000	6,926,272	(c)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	2,000,000	2,532,522

Total Banks				19,988,933

Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	590,000	603,390
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	220,000	225,730	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,210,000	1,255,494	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	3,059,436	(a)

Total Diversified Financial Services				5,144,050

TOTAL FINANCIALS				25,132,983

HEALTH CARE - 2.6%
Biotechnology - 0.1%
AbbVie Inc., Senior Notes	4.050%	11/21/39	5,000,000	5,729,093

Health Care Providers & Services - 1.0%
Centene Corp., Senior Notes	3.375%	2/15/30	1,490,000	1,502,572
Cigna Corp., Senior Notes	4.800%	8/15/38	5,000,000	6,137,454

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	9

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - continued
Cigna Corp., Senior Notes	4.900%	12/15/48	5,000,000	$6,487,924
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,499,381	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	2,120,000	2,315,040
HCA Inc., Senior Notes	5.375%	9/1/26	1,430,000	1,597,582
HCA Inc., Senior Notes	5.625%	9/1/28	1,540,000	1,781,769
HCA Inc., Senior Notes	5.875%	2/1/29	4,380,000	5,146,631
HCA Inc., Senior Notes	3.500%	9/1/30	3,710,000	3,867,786
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	14,804
HCA Inc., Senior Secured Notes	4.750%	5/1/23	1,750,000	1,838,685
HCA Inc., Senior Secured Notes	5.000%	3/15/24	890,000	960,717
HCA Inc., Senior Secured Notes	5.250%	4/15/25	670,000	745,325
HCA Inc., Senior Secured Notes	5.250%	6/15/26	90,000	101,329
HCA Inc., Senior Secured Notes	4.500%	2/15/27	90,000	99,089
HCA Inc., Senior Secured Notes	5.500%	6/15/47	190,000	250,633

Total Health Care Providers & Services				38,346,721

Pharmaceuticals - 1.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	310,000	325,156	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	855,348	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,380,000	2,487,540	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,160,000	4,685,280	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	266,125	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	354,293	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,420,000	3,413,981
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	940,000	942,270
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	5,050,000	5,262,100
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	3,920,000	4,193,302
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	35,020,000	32,831,600
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	3,540,000	3,467,359

Total Pharmaceuticals				59,084,354

TOTAL HEALTH CARE				103,160,168

See Notes to Schedule of Investments.

10	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.7%
Boeing Co., Senior Notes	5.705%	5/1/40	4,000,000	$5,114,361
Boeing Co., Senior Notes	5.805%	5/1/50	10,000,000	13,507,958
Boeing Co., Senior Notes	5.930%	5/1/60	5,000,000	6,922,555
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	2,000,000	2,475,442

Total Aerospace & Defense				28,020,316

Airlines - 2.0%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	6,210,000	6,218,046
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	840,000	856,226
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	680,000	685,586
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	6,420,000	7,432,787
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	29,450,000	33,856,603	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	5,930,000	6,219,557	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,390,000	5,911,827	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	7,670,000	8,201,416	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,907,999	5,373,670	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	300,000	301,778	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	5,336,000	5,317,324	(a)

Total Airlines				80,374,820

Commercial Services & Supplies - 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	210,000	190,326
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	3,120,000	3,195,941	(a)

Total Commercial Services & Supplies				3,386,267

Trading Companies & Distributors - 0.3%
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	13,060,000	13,697,458
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	107,969

Total Trading Companies & Distributors				13,805,427

TOTAL INDUSTRIALS				125,586,830

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	11

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	$1,800,410	(a)

Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp., Senior Notes	3.500%	4/1/50	5,000,000	5,789,069
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,500,000	2,996,302

Total Semiconductors & Semiconductor Equipment				8,785,371

TOTAL INFORMATION TECHNOLOGY				10,585,781

MATERIALS - 1.8%
Chemicals - 0.7%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,245,193	(a)
OCP SA, Senior Notes	3.750%	6/23/31	4,000,000	3,867,600	(a)
OCP SA, Senior Notes	5.125%	6/23/51	4,630,000	4,376,392	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	10,430,000	10,214,620	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	9,900,000	9,669,132	(a)

Total Chemicals				29,372,937

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	590,000	579,660	(a)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	324,686
Ball Corp., Senior Notes	3.125%	9/15/31	4,040,000	3,894,560
Graphic Packaging International LLC, Senior Notes	4.875%	11/15/22	960,000	984,682

Total Containers & Packaging				5,783,588

Metals & Mining - 0.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,000,000	2,731,667
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	2,030,000	2,147,091
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	10,450,000	12,899,323
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	623,270
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	309,509
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,774,419

Total Metals & Mining				20,485,279

Paper & Forest Products - 0.5%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	13,710,000	13,401,799
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	5,160,000	4,817,763

Total Paper & Forest Products				18,219,562

TOTAL MATERIALS				73,861,366

See Notes to Schedule of Investments.

12	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	1,225,000	$1,320,930

UTILITIES - 0.2%
Electric Utilities - 0.2%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,000,000	4,019,730
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	3,000,000	3,564,473

TOTAL UTILITIES				7,584,203

TOTAL CORPORATE BONDS & NOTES (Cost - $941,207,920)				983,129,674

SENIOR LOANS - 21.8%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.1%
Delta TopCo Inc., First Lien Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	17,852,750	17,828,559	(c)(d)(e)(f)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.840%	3/1/27	8,904,750	8,705,818	(c)(d)(e)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.090%	3/9/27	15,490,000	15,174,624	(c)(d)(e)

Total Diversified Telecommunication Services				41,709,001

Entertainment - 0.1%
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.840%	2/15/24	4,168,982	4,129,564	(c)(d)(e)

Interactive Media & Services - 0.2%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	8,547,050	8,438,759	(c)(d)(e)

Media - 2.4%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.850%	4/30/25	8,212,773	8,184,521	(c)(d)(e)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.850%	2/1/27	12,891,234	12,751,945	(c)(d)(e)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.592%	11/18/24	2,556,244	2,527,486	(c)(d)(e)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.090%	5/1/26	14,329,878	14,168,739	(c)(d)(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	13

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.586%	9/18/26	16,261,260	$16,171,254	(c)(d)(e)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.811%	1/31/26	2,349,817	2,331,018	(c)(d)(e)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.590%	12/17/26	10,596,102	10,487,492	(c)(d)(e)(f)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	11,890,315	11,879,198	(c)(d)(e)
Virgin Media Bristol LLC, Term Loan Facility N (3 mo. USD LIBOR + 2.500%)	2.589%	1/31/28	16,996,685	16,794,849	(c)(d)(e)(f)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	3.339%	1/31/29	1,910,000	1,907,450	(c)(d)(e)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.589%	4/28/28	638,000	629,578	(c)(d)(e)

Total Media				97,833,530

Wireless Telecommunication Services - 0.1%
CSC Holdings LLC, 2018 Incremental Term Loan (1 mo. USD LIBOR + 2.250%)	2.339%	1/15/26	2,576,752	2,529,842	(c)(d)(e)

TOTAL COMMUNICATION SERVICES				154,640,696

CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.5%
American Axle & Manufacturing Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/8/24	2,353,614	2,344,789	(c)(d)(e)
Clarios Global LP, First Amendment First Lien Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.340%	4/30/26	16,362,551	16,185,262	(c)(d)(e)

Total Auto Components				18,530,051

Diversified Consumer Services - 0.4%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	9/23/26	17,877,822	17,814,445	(c)(d)(e)(f)

Hotels, Restaurants & Leisure - 2.5%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.840%	11/19/26	18,169,259	17,790,703	(c)(d)(e)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - continued
8th Avenue Food & Provisions Inc., First Lien Term Loan (1 mo. USD LIBOR + 7.775%)	7.842%	10/1/25	984,810	$972,657	(c)(d)(e)
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	7/21/28	5,195,404	5,153,217	(c)(d)(e)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.837%	3/11/25	6,973,400	6,830,446	(c)(d)(e)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.328%	9/15/23	1,904,152	1,902,609	(c)(d)(e)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.840%	12/23/24	9,114,019	9,035,411	(c)(d)(e)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	3.590%	7/21/25	8,900,100	8,900,545	(c)(d)(e)
Entain Holdings Gibraltar Ltd., USD Term Loan Facility B (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	3/29/27	3,291,750	3,284,344	(c)(d)(e)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.087%	11/30/23	7,895,858	7,856,418	(c)(d)(e)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.842%	6/22/26	6,007,300	5,931,277	(c)(d)(e)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.590%	5/29/26	5,543,191	5,503,003	(c)(d)(e)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.840%	8/14/24	18,833,941	18,720,184	(c)(d)(e)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	9,251,532	9,113,591	(c)(d)(e)

Total Hotels, Restaurants & Leisure				100,994,405

Specialty Retail - 0.9%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	917,888	919,324	(c)(d)(e)
Great Outdoors Group LLC, Term Loan B2 (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	3/6/28	4,158,575	4,163,773	(c)(d)(e)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	10,470,850	10,394,989	(c)(d)(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	15

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - continued
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	4,145,225	$4,124,250	(c)(d)(e)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	15,243,400	15,183,036	(c)(d)(e)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/3/28	170,000	169,221	(c)(d)(e)

Total Specialty Retail				34,954,593

TOTAL CONSUMER DISCRETIONARY				172,293,494

CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan	—	3/31/28	5,000,000	4,985,325	(f)

Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.340%	1/29/27	1,975,000	1,934,967	(c)(d)(e)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.090%	9/13/26	4,379,947	4,321,562	(c)(d)(e)

Total Food & Staples Retailing				6,256,529

Household Products - 0.1%
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	2,699,600	2,692,851	(c)(d)(e)

TOTAL CONSUMER STAPLES				13,934,705

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pilot Travel Centers LLC, Initial Term Loan B	—	8/4/28	11,070,000	10,986,975	(f)

FINANCIALS - 2.4%
Capital Markets - 0.5%
Allspring Buyer LLC, Term Loan B	—	11/1/28	6,586,000	6,580,534	(f)
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/7/28	3,636,960	3,625,903	(c)(d)(e)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.590%	6/27/25	1,267,817	1,263,062	(c)(d)(e)

See Notes to Schedule of Investments.

16	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - continued
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.566%)	2.632%	2/1/27	2,144,091	$2,113,709	(c)(d)(e)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.090%	7/3/24	7,868,204	7,795,935	(c)(d)(e)(f)

Total Capital Markets				21,379,143

Diversified Financial Services - 1.4%
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	2/1/24	950,000	945,606	(c)(d)(e)
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.590%	2/2/28	13,628,374	13,509,126	(c)(d)(e)(f)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	10,324,313	10,323,022	(c)(d)(e)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.840%	1/26/28	5,562,311	5,503,907	(c)(d)(e)
Setanta Aircraft Leasing DAC, Term Loan	—	11/5/28	10,000,000	9,995,850	(f)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	7,476,094	7,377,971	(c)(d)(e)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.092%	3/1/26	9,421,367	9,410,202	(c)(d)(e)(f)

Total Diversified Financial Services				57,065,684

Insurance - 0.5%
AmWINS Group Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/19/28	4,843,407	4,782,864	(c)(d)(e)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.090%	11/3/24	635,267	630,220	(c)(d)(e)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.340%	12/23/26	7,462,195	7,359,590	(c)(d)(e)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.340%	7/31/27	4,855,600	4,795,512	(c)(d)(e)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	3.215%	11/3/23	1,974,006	1,969,081	(c)(d)(e)

Total Insurance				19,537,267

TOTAL FINANCIALS				97,982,094

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	17

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 5.1%
Health Care Equipment & Supplies - 0.3%
Medline Borrower LP, Initial Dollar Term Loan	—	10/23/28	10,000,000	$9,977,200	(f)

Health Care Providers & Services - 2.0%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.882%	2/18/27	2,622,247	2,595,368	(c)(d)(e)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	10/2/25	4,837,935	4,813,746	(c)(d)(e)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 week USD LIBOR + 2.000%)	2.076%	11/15/27	17,504,585	17,195,804	(c)(d)(e)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.842%	11/16/25	8,835,090	8,773,863	(c)(d)(e)
Parexel International Corp., Term Loan	—	8/11/28	8,110,000	8,088,468	(f)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.342%	3/5/26	7,834,557	7,758,327	(c)(d)(e)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	3.589%	3/5/26	13,890,200	13,779,981	(c)(d)(e)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	17,780,000	17,713,325	(c)(d)(e)

Total Health Care Providers & Services				80,718,882

Health Care Technology - 0.6%
AthenaHealth Inc., Additional Term Loan B1	4.339-4.400%	2/11/26	14,541,742	14,547,195	(c)(d)(e)(f)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	10,556,515	10,543,689	(c)(d)(e)

Total Health Care Technology				25,090,884

Life Sciences Tools & Services - 0.8%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	10,892,121	10,871,699	(c)(d)(e)
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	1/13/28	18,039,350	18,021,040	(c)(d)(e)
PRA Health Sciences Inc., Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	2,713,779	2,708,690	(c)(d)(e)

Total Life Sciences Tools & Services				31,601,429

See Notes to Schedule of Investments.

18	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 1.4%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.087%	6/2/25	6,802,198	$6,748,529	(c)(d)(e)
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	13,131,845	13,140,118	(c)(d)(e)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 1.750%)	2.250%	3/15/28	17,919,950	17,844,776	(c)(d)(e)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	17,823,125	17,812,074	(c)(d)(e)(f)

Total Pharmaceuticals				55,545,497

TOTAL HEALTH CARE				202,933,892

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.1%
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/1/27	4,446,400	4,442,821	(c)(d)(e)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.340%	12/9/25	744,318	730,362	(c)(d)(e)

Total Aerospace & Defense				5,173,183

Airlines - 0.3%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,910,000	2,013,064	(c)(d)(e)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	10,556,950	10,559,853	(c)(d)(e)

Total Airlines				12,572,917

Building Products - 0.1%
Quikrete Holdings Inc., Term Loan B1	—	2/21/28	5,960,000	5,927,309	(f)

Commercial Services & Supplies - 1.6%
Ali Group SRL, Term Loan B	—	10/13/28	5,000,000	4,959,975	(f)
Allied Universal Holdco LLC, USD Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	14,674,839	14,571,235	(c)(d)(e)(f)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.590%	10/1/26	16,234,214	16,196,226	(c)(d)(e)(f)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.350%	10/30/26	3,964,367	3,966,131	(c)(d)(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	19

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - continued
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	5,918,028	$5,924,834	(c)(d)(e)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.090%	8/27/25	16,793,827	16,791,727	(c)(d)(e)(f)

Total Commercial Services & Supplies				62,410,128

Construction & Engineering - 0.2%
Brown Group Holding LLC, Initial Term Loan	—	6/7/28	7,380,000	7,331,550	(f)

Electrical Equipment - 0.1%
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	2,876,576	2,843,165	(c)(d)(e)

Road & Rail - 0.5%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.132%	12/30/26	13,943,987	13,838,570	(c)(d)(e)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.831%	2/24/25	8,065,000	8,013,747	(c)(d)(e)

Total Road & Rail				21,852,317

Trading Companies & Distributors - 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	3,096,000	3,080,535	(c)(d)(e)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	1.882%	10/6/23	275,000	274,779	(c)(d)(e)

Total Trading Companies & Distributors				3,355,314

TOTAL INDUSTRIALS				121,465,883

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.340%	4/6/26	3,732,864	3,641,894	(c)(d)(e)

IT Services - 0.1%
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.840%	4/28/28	5,336,625	5,326,646	(c)(d)(e)

Software - 1.5%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.090%	10/16/26	17,580,265	17,537,457	(c)(d)(e)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	19,540,000	19,279,532	(c)(d)(e)

See Notes to Schedule of Investments.

20	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - continued
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	18,193,650	$18,174,183	(c)(d)(e)(f)
RealPage Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/24/28	3,270,000	3,244,249	(c)(d)(e)

Total Software				58,235,421

TOTAL INFORMATION TECHNOLOGY				67,203,961

MATERIALS - 0.8%
Chemicals - 0.3%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	13,685,700	13,666,472	(c)(d)(e)

Containers & Packaging - 0.3%
Berry Global Inc., Term Loan Z (2 mo. USD LIBOR + 1.750%)	1.864%	7/1/26	7,393,511	7,328,818	(c)(d)(e)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.840%	2/4/27	6,340,454	6,311,288	(c)(d)(e)

Total Containers & Packaging				13,640,106

Paper & Forest Products - 0.2%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.840%	9/7/27	6,061,150	6,028,753	(c)(d)(e)

Total Materials				33,335,331

TOTAL SENIOR LOANS (Cost - $876,583,317)				874,777,031

COLLATERALIZED MORTGAGE OBLIGATIONS (g) - 16.7%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.360%)	0.452%	6/25/47	4,058,729	3,594,896	(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	0.964%	10/15/38	23,735,000	23,743,027	(a)(c)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.025%	8/10/45	18,382,644	6,847,531	(a)(c)
Banc of America Funding Corp., 2015-R3 1A2	0.495%	3/27/36	30,579,260	28,124,987	(a)(c)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	0.303%	5/26/37	10,433,077	9,960,845	(a)(c)
Banc of America Funding Trust, 2015-R2 9A2	0.350%	3/27/36	15,777,317	15,685,277	(a)(c)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000	26,802,183

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	21

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (g) - continued
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	0.249%	11/26/36	6,178,728	$5,970,693	(a)(c)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	0.539%	1/26/36	24,603,807	23,513,074	(a)(c)
BX Commercial Mortgage Trust, 2019- IMC F (1 mo. USD LIBOR + 2.900%)	2.989%	4/15/34	3,210,000	3,186,058	(a)(c)
BX Commercial Mortgage Trust, 2020- VIVA E	3.667%	3/11/44	6,847,863	6,659,511	(a)(c)
BX Commercial Mortgage Trust, 2021- 21M A (1 mo. USD LIBOR + 0.730%)	0.820%	10/15/36	12,710,000	12,650,191	(a)(c)
BX Commercial Mortgage Trust, 2021- ACNT A (1 mo. USD LIBOR + 0.850%)	0.950%	11/15/26	7,780,000	7,772,860	(a)(c)
BX Commercial Mortgage Trust, 2021- XL2 J (1 mo. USD LIBOR + 3.890%)	3.980%	10/15/38	10,000,000	9,992,585	(a)(c)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	0.726%	10/15/26	24,640,000	24,484,342	(a)(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	15,000,000	16,131,825
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	720,000	750,280	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,100,000	863,019	(a)
CSMC Trust, 2014-11R 15A2	2.791%	1/27/36	4,267,803	4,277,718	(a)(c)
CSMC Trust, 2014-USA E	4.373%	9/15/37	530,000	476,562	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.600%)	5.690%	7/15/32	11,706,000	10,774,179	(a)(c)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	6,870,000	6,920,433	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	10.354%	4/15/36	2,971,072	920,194	(a)(c)
ELP Commercial Mortgage Trust, 2021- ELP D (1 mo. USD LIBOR + 1.518%)	1.619%	11/15/38	15,900,000	15,858,221	(a)(c)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	1.170%	7/15/38	8,515,698	8,524,356	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.100%	1/25/34	9,670,000	9,769,251	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.692%	12/25/42	2,610,000	2,734,737	(c)

See Notes to Schedule of Investments.

22	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (g) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	3.842%	4/25/43	25,400,000	$26,063,423	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.842%	5/25/43	17,353,836	19,580,236	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	5.092%	7/25/25	39,251	39,481	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.942%	10/25/29	16,410,000	17,859,328	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.092%	3/25/31	7,014,960	7,064,303	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	4.442%	4/25/31	2,414,000	2,486,658	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1, IO (30 Day Average SOFR + 3.100%)	3.150%	10/25/41	8,870,000	8,917,045	(a)(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	4,712	4,572	(c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.283%	5/16/55	3,746,987	59,813	(c)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	0.702%	11/26/37	15,882,574	14,324,741	(a)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	4.540%	11/15/32	10,000,000	10,044,714	(a)(c)
Hilton USA Trust, 2016-HHV D	4.333%	11/5/38	2,800,000	2,939,087	(a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	0.632%	11/25/36	19,334,192	16,021,663	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.589%	11/15/47	3,940,000	3,838,048	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	4,321,582	3,970,021
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.718%	2/15/51	16,506	15,259	(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	23

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (g) - continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFX	4.625%	1/16/37	49,120,000	$47,989,636	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	38,360,000	36,861,804	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. USD LIBOR + 3.390%)	3.480%	6/15/38	7,960,000	7,953,477	(a)(c)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR + 2.300%)	2.390%	8/15/38	21,380,000	21,341,507	(a)(c)
KIND Trust, 2021-KIND XCP, IO	0.247%	8/15/38	78,050,000	131,624	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	701,448	343,779	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	306,543	150,236	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	41,425	40,822	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	6,250,000	6,805,855	(c)
Morgan Stanley Capital I Trust, 2006- IQ12 AJ	5.399%	12/15/43	75,927	46,695
Morgan Stanley Capital I Trust, 2007- IQ13 AJ	5.438%	3/15/44	10,492	10,488
Motel Trust, 2021-MTL6 E (1 mo. USD LIBOR + 2.700%)	2.790%	9/15/38	4,490,000	4,492,435	(a)(c)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	8,123,761	(a)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	25,140,000	24,930,207	(a)(c)
NYO Commercial Mortgage Trust, 2021- 1290 C (1 mo. USD LIBOR + 1.995%)	2.075%	11/15/38	9,150,000	9,138,412	(a)(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.840%	5/27/23	15,123,142	14,995,252	(a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.790%	10/27/22	5,923,779	5,930,241	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	2.987%	2/27/24	10,126,177	10,279,274	(a)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,048,073	1,013,008	(a)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	1.648%	12/26/37	20,532,232	20,018,238	(a)(c)
Residential Accredit Loans Inc., 2007- QS7 1A7 (1 mo. USD LIBOR + 0.550%)	0.642%	5/25/37	5,562,645	4,362,661	(c)

See Notes to Schedule of Investments.

24	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (g) - continued
SFO Commercial Mortgage Trust, 2021- 555 D (1 mo. USD LIBOR + 2.400%)	2.490%	5/15/38	7,960,000	$7,983,697	(a)(c)
Soho Trust, 2021-SOHO C	2.786%	8/10/38	15,108,500	13,951,400	(a)(c)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	7.008%	7/25/36	18,849,298	2,517,914	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,032,103
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,328,228
WFRBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,515,773	(c)

Total Collateralized Mortgage Obligations (Cost - $663,174,178)				673,505,754

MORTGAGE-BACKED SECURITIES - 4.4%
FHLMC - 0.2%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	5/1/51- 11/1/51	5,888,160	5,910,013
FNMA - 4.2%
Federal National Mortgage Association (FNMA)	3.000%	2/1/50	1,437,954	1,507,530
Federal National Mortgage Association (FNMA)	2.000%	4/1/51- 11/1/51	12,750,535	12,814,414
Federal National Mortgage Association (FNMA)	2.000%	7/1/51- 11/1/51	21,091,438	21,142,824	(h)
Federal National Mortgage Association (FNMA)	2.000%	12/1/51	60,200,000	60,251,735	(i)
Federal National Mortgage Association (FNMA)	2.000%	1/1/52	74,000,000	73,901,719	(h)(i)

Total FNMA				169,618,222

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $174,618,273)				175,528,235

ASSET-BACKED SECURITIES - 3.0%
Accredited Mortgage Loan Trust, 2006-2 M1 (1 mo. USD LIBOR + 0.270%)	0.362%	9/25/36	16,246,000	15,663,375	(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.492%	7/25/36	29,550,000	28,805,426	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.592%	10/25/37	8,350,000	8,495,643	(a)(c)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.150%)	0.242%	8/25/36	15,755,248	7,703,240	(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	25

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 1.350%)	1.442%	1/25/35	4,725,750	$4,690,391	(a)(c)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	1.037%	12/25/35	2,980,000	2,966,973	(c)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	0.332%	5/25/37	25,250,000	23,713,987	(c)
KREF Ltd., 2021-FL2 D (1 mo. USD LIBOR + 2.200%)	2.289%	2/15/39	3,130,000	3,127,852	(a)(c)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	0.992%	8/25/34	6,714,157	6,683,974	(c)
PFCA Home Equity Investment Trust, 2003-IFC5 A	4.355%	1/22/35	10,445,259	10,650,703	(a)(c)
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	0.442%	8/25/36	10,081,713	9,990,666	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $119,424,203)				122,492,230

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.1%
U.S. Government Obligations - 1.1%
U.S. Treasury Bonds	2.000%	11/15/41	38,410,000	39,382,253
U.S. Treasury Bonds	3.750%	11/15/43	4,420,000	5,933,677	(j)(k)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $42,831,709)				45,315,930

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Australian Dollar Futures, Call @ $73.00	12/3/21	108	108,000	1,080
Canadian Dollar Futures, Call @ $80.00	12/3/21	117	117,000	585
Canadian Dollar Futures, Call @ $81.00	12/3/21	67	67,000	335
Euro Futures, Call @ $1.13	12/3/21	27	3,375,000	17,213
Euro Futures, Call @ $1.13	12/3/21	108	13,500,000	117,450
Euro Futures, Call @ $1.13	1/7/22	108	13,500,000	179,550
Euro Futures, Put @ $1.13	1/7/22	108	13,500,000	76,950
Japanese Yen Futures, Call @ $88.00	12/3/21	44	55,000	33,000
U.S. Treasury 5-Year Notes Futures, Put @ $121.25	12/23/21	196	196,000	73,500
U.S. Treasury 10-Year Notes Futures, Call @ $129.00	12/23/21	118	118,000	230,469

See Notes to Schedule of Investments.

26	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - continued
U.S. Treasury 10-Year Notes Futures, Call @ $129.50	12/23/21	17	17,000	$26,297
U.S. Treasury 10-Year Notes Futures, Put @ $130.75	12/23/21	77	77,000	50,531
U.S. Treasury Long-Term Bonds Futures, Call @ $158.50	12/3/21	39	39,000	142,594
U.S. Treasury Long-Term Bonds Futures, Call @ $158.00	12/23/21	78	78,000	352,219
U.S. Treasury Long-Term Bonds Futures, Call @ $160.00	12/23/21	557	557,000	1,653,594
U.S. Treasury Long-Term Bonds Futures, Call @ $162.50	12/23/21	77	77,000	114,297
U.S. Treasury Long-Term Bonds Futures, Put @ $161.00	12/23/21	154	154,000	182,875
U.S. Treasury Long-Term Bonds Futures, Put @ $162.00	12/23/21	154	154,000	247,844

TOTAL PURCHASED OPTIONS (Cost - $2,254,926)				3,500,383

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,918,864,706)				3,884,747,960

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 4.2%
U.S. TREASURY BILLS - 1.3%
U.S. Treasury Bills (Cost - $49,977,633)	0.093%	5/26/22	50,000,000	49,977,552	(l)

			SHARES
OVERNIGHT DEPOSITS - 2.9%
BNY Mellon Cash Reserve Fund (Cost - $117,807,397)	0.000%		117,807,397	117,807,397

TOTAL SHORT-TERM INVESTMENTS (Cost - $167,785,030)				167,784,949

TOTAL INVESTMENTS - 100.8% (Cost - $4,086,649,736)				4,052,532,909

Liabilities in Excess of Other Assets - (0.8)%				(33,536,892)

TOTAL NET ASSETS - 100.0%				$4,018,996,017

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	All or a portion of this loan is unfunded as of November 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2021, the Fund held TBA securities with a total cost of $133,300,910.

(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(l)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

28	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

Schedule of Written Options
Exchange-Traded Written Options
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Australian Dollar Futures, Call	12/3/21	$74.00		106	106,000	$(530)
Australian Dollar Futures, Call	12/3/21	74.50		106	106,000	(530)
Euro Futures, Call	12/3/21	1.17		110	13,750,000	(688)
Euro-Bund Futures, Call	12/23/21	172.50	EUR	157	15,700,000	(361,449)
Euro-Bund Futures, Put	12/23/21	171.50	EUR	106	10,600,000	(31,256)
Euro-Bund Futures, Put	12/23/21	173.00	EUR	206	20,600,000	(133,166)
Eurodollar 2-Year Mid-Curve Futures, Call	12/10/21	99.13		572	1,430,000	(3,575)
Eurodollar 2-Year Mid-Curve Futures, Call	12/10/21	99.25		372	930,000	(2,325)
Eurodollar 2-Year Mid-Curve Futures, Put	12/10/21	98.50		198	495,000	(63,113)
Eurodollar 2-Year Mid-Curve Futures, Put	12/10/21	98.75		543	1,357,500	(437,794)
U.S. Treasury 5-Year Notes Futures, Call	12/3/21	120.75		539	539,000	(370,562)
U.S. Treasury 5-Year Notes Futures, Call	12/3/21	121.00		346	346,000	(170,297)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	121.25		3,446	3,446,000	(1,803,767)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	121.50		2,459	2,459,000	(960,547)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	122.00		158	158,000	(29,625)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	122.25		1,493	1,493,000	(186,625)
U.S. Treasury 10-Year Notes Futures, Call	12/3/21	129.25		174	174,000	(274,594)
U.S. Treasury 10-Year Notes Futures, Call	12/3/21	129.75		154	154,000	(170,844)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	130.00		309	309,000	(366,937)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	130.25		308	308,000	(312,812)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	130.50		1,186	1,186,000	(1,019,219)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	131.00		1,789	1,789,000	(1,062,219)

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

Schedule of Written Options (cont’d)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	$131.50	1,411	1,411,000	$(551,172)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	132.00	1,909	1,909,000	(477,250)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	132.50	138	138,000	(19,406)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	130.00	293	293,000	(434,922)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	131.50	385	385,000	(264,688)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	131.00	78	78,000	(91,406)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	131.50	308	308,000	(288,750)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	132.00	541	541,000	(405,750)
U.S. Treasury 10-Year Notes Futures, Put	12/23/21	129.00	154	154,000	(21,656)
U.S. Treasury 10-Year Notes Futures, Put	12/23/21	129.75	97	97,000	(28,797)
U.S. Treasury 10-Year Notes Futures, Put	12/23/21	130.00	958	958,000	(359,250)
U.S. Treasury 10-Year Notes Futures, Put	12/23/21	131.00	308	308,000	(240,625)
U.S. Treasury Long-Term Bonds Futures, Call	12/3/21	159.00	116	116,000	(367,937)
U.S. Treasury Long-Term Bonds Futures, Call	12/3/21	160.00	11	11,000	(24,922)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/21	159.00	378	378,000	(1,399,781)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/21	161.00	2,145	2,145,000	(4,960,312)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/21	162.00	1,136	1,136,000	(1,970,250)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/21	163.00	1,525	1,525,000	(1,930,078)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/21	164.00	57	57,000	(51,656)
U.S. Treasury Long-Term Bonds Futures, Put	12/10/21	159.00	79	79,000	(18,516)

See Notes to Schedule of Investments.

30	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

Schedule of Written Options (cont’d)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury Long-Term Bonds Futures, Put	12/23/21	$157.00	236	236,000	$(59,000)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/21	158.00	289	289,000	(112,891)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $13,994,851)					$(21,841,489)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

EUR	— Euro

At November 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	6,727	12/22	$1,671,249,014	$1,666,193,812	$(5,055,202)
90-Day Eurodollar	3,011	6/23	747,044,279	742,813,700	(4,230,579)
90-Day Eurodollar	755	9/23	186,988,523	185,965,938	(1,022,585)
90-Day Eurodollar	22,114	12/23	5,466,885,899	5,442,255,400	(24,630,499)
Australian 3-Year Bonds	1,498	12/21	121,787,644	122,372,209	584,565
Australian 10-Year Bonds	1,679	12/21	172,461,401	166,832,714	(5,628,687)
Australian Dollar	2,083	12/21	153,473,978	148,320,015	(5,153,963)
British Pound	798	12/21	68,724,951	66,243,975	(2,480,976)
Canadian Dollar	862	12/21	68,632,460	67,421,330	(1,211,130)
Euro	882	12/21	129,796,186	124,874,663	(4,921,523)
Euro	48	3/22	6,772,620	6,814,800	42,180
Euro-Bobl	251	3/22	38,273,824	38,229,717	(44,107)
Euro-OAT	541	3/22	101,856,106	101,732,410	(123,696)
Japanese Yen	973	12/21	110,442,684	107,540,825	(2,901,859)
Mexican Peso	4,607	12/21	113,621,570	107,043,645	(6,577,925)
Russian Ruble	1,923	12/21	65,839,745	64,540,688	(1,299,057)
U.S. Treasury 5-Year Notes	16,963	3/22	2,047,734,106	2,059,281,738	11,547,632
U.S. Treasury 10-Year Notes	828	3/22	107,961,355	108,312,750	351,395
U.S. Treasury Ultra Long-Term Bonds	5,612	3/22	1,083,694,904	1,125,556,750	41,861,846
United Kingdom 10-Year Long Gilt bonds	3	3/22	496,861	503,838	6,977

					(10,887,193)

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	4,043	3/22	$1,008,416,591	$1,007,919,900	$496,691
90-Day Eurodollar	5,219	12/21	1,301,775,415	1,302,107,881	(332,466)
Euro-Bund	602	12/21	116,414,121	117,681,860	(1,267,739)
Euro-Bund	2,415	3/22	475,378,783	476,806,658	(1,427,875)
Euro-Buxl	302	3/22	72,862,656	74,082,361	(1,219,705)
Eurotop 100 Stock Index	1,259	3/22	358,823,642	358,849,852	(26,210)
Japanese 10-Year Bonds	93	12/21	124,972,651	125,009,245	(36,594)
U.S. Treasury 2-Year Notes	3,041	3/22	664,120,633	665,171,238	(1,050,605)
U.S. Treasury Long-Term Bonds	1,658	3/22	264,740,982	268,803,250	(4,062,268)
U.S. Treasury Ultra 10-Year Notes	1,012	3/22	146,065,240	148,653,317	(2,588,077)

					(11,514,848)

Net unrealized depreciation on open futures contracts					$(22,402,041)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At November 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	64,400,000	USD	50,708,661	Goldman Sachs Group Inc.	12/15/21	$(287,941)
GBP	45,937,500	USD	61,740,000	Goldman Sachs Group Inc.	12/15/21	(627,746)
AUD	112,100,000	USD	81,945,100	JPMorgan Chase & Co.	12/15/21	(2,019,710)
EUR	108,375,000	USD	127,153,678	Morgan Stanley & Co. Inc.	12/15/21	(4,175,809)
BRL	180,756,757	USD	31,689,807	BNP Paribas SA	1/18/22	128,515
USD	51,885,701	EUR	44,810,000	BNP Paribas SA	1/18/22	973,537
USD	75,086,216	EUR	64,850,000	BNP Paribas SA	1/18/22	1,405,032
BRL	306,046,000	USD	53,670,624	Citibank N.A.	1/18/22	202,162
CAD	304,420,000	USD	242,362,963	Citibank N.A.	1/18/22	(3,945,789)

See Notes to Schedule of Investments.

32	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,000,000	USD	5,799,895	Citibank N.A.	1/18/22	$(119,002)
IDR	399,524,552,376	USD	27,673,271	Citibank N.A.	1/18/22	86,616
INR	1,625,339,626	USD	21,639,457	Citibank N.A.	1/18/22	(118,010)
MXN	543,033,461	USD	26,109,512	Citibank N.A.	1/18/22	(1,027,591)
USD	2,422,872	CAD	3,000,000	Citibank N.A.	1/18/22	73,317
USD	55,495,887	CAD	68,778,616	Citibank N.A.	1/18/22	1,629,507
USD	108,204,362	CNY	706,574,482	Citibank N.A.	1/18/22	(2,186,634)
USD	4,419,594	EUR	3,800,000	Citibank N.A.	1/18/22	102,115
USD	5,189,209	EUR	4,600,000	Citibank N.A.	1/18/22	(37,212)
USD	8,122,303	EUR	7,000,000	Citibank N.A.	1/18/22	169,053
USD	151,689,426	EUR	130,858,009	Citibank N.A.	1/18/22	3,011,354
RUB	7,379,131,803	USD	99,806,340	Goldman Sachs Group Inc.	1/18/22	(1,238,772)
RUB	14,502,330,000	USD	195,627,154	Goldman Sachs Group Inc.	1/18/22	(1,910,682)
USD	14,947,804	GBP	10,953,645	Goldman Sachs Group Inc.	1/18/22	367,495
USD	3,473,307	RUB	248,730,000	Goldman Sachs Group Inc.	1/18/22	150,869
USD	23,681,141	RUB	1,701,400,000	Goldman Sachs Group Inc.	1/18/22	954,503
USD	8,469,901	AUD	11,609,347	JPMorgan Chase & Co.	1/18/22	189,374
USD	24,525,125	CNH	159,943,057	JPMorgan Chase & Co.	1/18/22	(495,109)
CAD	28,300,000	USD	22,539,420	Morgan Stanley & Co. Inc.	1/18/22	(375,285)
CAD	30,240,000	USD	24,088,554	Morgan Stanley & Co. Inc.	1/18/22	(405,040)
CAD	169,033,629	USD	134,648,668	Morgan Stanley & Co. Inc.	1/18/22	(2,264,067)
JPY	13,084,662,208	USD	115,272,399	Morgan Stanley & Co. Inc.	1/18/22	589,020
USD	11,390,162	BRL	63,175,536	Morgan Stanley & Co. Inc.	1/18/22	269,474
ZAR	284,980,000	USD	18,479,875	Morgan Stanley & Co. Inc.	1/18/22	(684,016)

Total						$(11,616,472)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	33

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

At November 30, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	448,516,000	BRL	1/4/27	BRL-CDI	**	7.044	%**	—	$(6,125,950)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
496,240,000	CAD	10/27/23	1.483% semi-annually	3-Month CAD LIBOR quarterly	$(10,750)	$24,366
169,230,000		11/18/23	3.970%**	CPURNSA**	(487,697)	(939,150)
1,328,480,000		6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(8,641,997)
144,580,000		10/20/26	2.950%**	CPURNSA**	(75,652)	498,316
169,230,000		11/18/26	CPURNSA**	3.370%**	1,462,560	1,980,194
192,310,000		11/20/26	1.520% annually	Daily SOFR Compound annually	(238,861)	(820,385)
118,982,000		5/15/27	0.710% annually	Daily SOFR Compound annually	577,111	1,648,205
125,708,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	154,994	28,276
452,327,000		8/15/28	1.130% annually	Daily SOFR Compound annually	2,267,946	(1,486,087)
657,669,000		8/15/28	1.220% annually	Daily SOFR Compound annually	(966,359)	(1,727,230)
95,601,000		11/1/28	1.200% annually	Daily SOFR Compound annually	(5,578)	(285,818)
1,482,510,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	484,634	(196,850)
1,560,270,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	618,027	(359,642)

See Notes to Schedule of Investments.

34	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
144,580,000	10/20/31	CPURNSA**	2.770%**	$123,130	$358,151
144,580,000	10/20/31	1.733% annually	Daily SOFR Compound annually	569,562	(1,899,014)
30,600,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	897,356	4,612,739
35,330,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	208,021	232,896
33,813,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	(195,844)	542,727
30,758,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	448,568	(2,554,290)
213,837,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(5,342,490)	(182,105)
13,280,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	(939,333)
43,640,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	343,967	4,452,592
6,535,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	67,964	(650,824)
19,620,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(2,452)	(1,855,505)
56,670,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(252,571)	71,178

Total				$645,586	$(8,088,590)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	35

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT NOVEMBER 30, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Apache Corp., 4.875%, due 11/15/27	$9,404,000	6/20/26	1.608%	1.000% quarterly	$(248,426)	$(430,737)	$182,311
Apache Corp., 4.875%, due 11/15/27	8,160,000	12/20/26	1.763%	1.000% quarterly	(296,561)	(251,523)	(45,038)

Total	$17,564,000				$(544,987)	$(682,260)	$137,273

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.37 Index	$240,915,000	12/20/26	5.000% quarterly	$18,395,546	$22,189,836	$(3,794,290)
Markit CDX.NA.IG.37 Index	1,294,203,250	12/20/26	1.000% quarterly	26,576,464	29,686,593	(3,110,129)

Total	$1,535,118,250			$44,972,010	$51,876,429	$(6,904,419)

See Notes to Schedule of Investments.

36	Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
CAD	— Canadian Dollar
CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2021 Quarterly Report	37

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

38

Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

39

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$1,006,498,723	—	$1,006,498,723
Corporate Bonds & Notes	—	983,129,674	—	983,129,674
Senior Loans	—	874,777,031	—	874,777,031
Collateralized Mortgage Obligations	—	673,505,754	—	673,505,754
Mortgage-Backed Securities	—	175,528,235	—	175,528,235
Asset-Backed Securities	—	122,492,230	—	122,492,230
U.S. Government & Agency Obligations	—	45,315,930	—	45,315,930
Purchased Options	$3,500,383	—	—	3,500,383

Total Long-Term Investments	3,500,383	3,881,247,577	—	3,884,747,960

Short-Term Investments†:
U.S. Treasury Bills	—	49,977,552	—	49,977,552
Overnight Deposits	—	117,807,397	—	117,807,397

Total Short-Term Investments	—	167,784,949	—	167,784,949

Total Investments	$3,500,383	$4,049,032,526	—	$4,052,532,909

40

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$54,891,286	—	—	$54,891,286
Forward Foreign Currency Contracts††	—	$10,301,943	—	10,301,943
Centrally Cleared Interest Rate Swaps††	—	14,449,640	—	14,449,640
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	182,311	—	182,311

Total Other Financial Instruments	$54,891,286	$24,933,894	—	$79,825,180

Total	$58,391,669	$4,073,966,420	—	$4,132,358,089

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$21,841,489	—	—	$21,841,489
Futures Contracts††	77,293,327	—	—	77,293,327
Forward Foreign Currency Contracts††	—	$21,918,415	—	21,918,415
OTC Interest Rate Swaps‡	—	6,125,950	—	6,125,950
Centrally Cleared Interest Rate Swaps††	—	22,538,230	—	22,538,230
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	45,038	—	45,038
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	6,904,419	—	6,904,419

Total	$99,134,816	$57,532,052	—	$156,666,868

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

41